3. Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements at recurring basis
Fair Value Measurements at September 30, 2018
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Put option derivative liability	$—	$—	$—	$—

	Fair Value Measurements at December 31, 2017
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Put option derivative liability	$9,195	$—	$—	$9,195

Level 3 inputs
	Fair Value Measurements Using
	Significant Unobservable Inputs
	(Level 3)
	Embedded Derivative Liability
	September 30,	December 31,
	2018	2017
Balance beginning of period	$9,195	$57,922
Change in fair market value of derivative liability	(9,195)	(48,727)
Balance end of period	$-	$9,195